Climate change and energy transition (Tables)	12 Months Ended
Dec. 31, 2023
Climate Change and Energy Transition [Abstract]
Summary of carrying value of assets by segment

2023
					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	3.2	57.7	6.1	71.9
Upstream	5.4	0.3	70.9	7.6	84.2
Chemicals and Products	0.3	2.4	36.9	4.0	43.6
Marketing	4.4	2.9	22.2	4.7	34.2
Renewables and Energy Solutions	1.7	1.5	4.8	2.0	10.0
Corporate	—	—	2.3	0.1	2.4
Total	16.7	10.3	194.8	24.5	246.3
4. Climate change and energy transition continued

2022
					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	3.9	60.8	5.6	75.2
Upstream	5.3	0.2	74.5	7.7	87.7
Chemicals and Products	0.3	2.1	38.1	4.2	44.7
Marketing	3.3	1.8	19.1	4.4	28.6
Renewables and Energy Solutions	2.2	1.6	3.2	1.9	8.9
Corporate	—	0.1	2.9	0.1	3.1
Total	16.0	9.7	198.6	23.9	248.2
Information by segment on a current cost of supplies basis is as follows:

2023

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	37,645	6,475	108,858	118,781	44,819	42	316,620	[A]
Inter-segment	11,560	41,230	624	2,252	4,707	—	60,373
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,951	768	548	590	(96)	(3)	3,758
Interest and other income, of which:	137	671	76	61	75	1,818	2,838
Interest income	6	27	9	57	12	2,202	2,313
Net gains/(losses) on sale and revaluation of non-current assets and businesses	(22)	209	16	(61)	110	5	257
Other	153	435	51	65	(47)	(389)	268
Third-party and inter-segment purchases (CCS basis)	27,356	7,890	94,614	102,396	40,170	15	272,441
Operating expenses, of which:	4,823	9,845	9,336	11,483	3,831	642	39,960
Production and manufacturing expenses	4,529	9,186	949	7,908	2,610	58	25,240
Selling, distribution and administrative expenses	168	163	8,137	3,323	1,058	584	13,433
Research and development expenses	126	496	250	252	163	—	1,287
Exploration expenses	216	1,534	—	—	—	—	1,750
Depreciation, depletion and amortisation charge, of which:	8,903	12,463	2,335	6,411	1,159	19	31,290
Impairment losses	3,472	1,360	420	2,787	908	—	8,947	[B]
Impairment reversals	(324)	(206)	(1)	(90)	(141)	—	(762)	[C]
Interest expense	146	507	52	62	4	3,902	4,673
Taxation charge/(credit) (CCS basis)	2,803	8,377	819	(198)	1,303	90	13,194
CCS earnings	7,046	8,528	2,950	1,530	3,038	(2,811)	20,281
[A]Includes $15,607 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior gains of $4,689 million related to sales contracts and prior losses of $2,074 million related to purchase contracts that were previously recognised and where physical settlement has taken place during 2023.
[B]Impairment losses comprise Property, plant and equipment ($8,182 million), Goodwill ($635 million) and Other intangible assets ($130 million). (See Note 12).
[C]Impairment reversals comprise Property, plant and equipment ($627 million) and Other intangible assets ($135 million). (See Note 12).
7. Segment information continued

2022

								$ million
	Integrated Gas		Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	54,751		8,352	120,638	144,342	53,190	41	381,314	[A]
Inter-segment	18,412		52,285	606	2,684	6,791	—	80,778
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,219		2,111	237	374	(7)	(4)	3,930
Interest and other income, of which:	(714)		726	(104)	244	57	706	915
Interest income	43		22	—	24	(2)	959	1,046
Net gains on sale and revaluation of non-current assets and businesses	101		437	(186)	282	8	—	642
Other	(858)	[B]	267	82	(62)	51	(253)	(773)
Third-party and inter-segment purchases (CCS basis)	37,785		10,666	108,012	127,521	57,024	(28)	340,980
Operating expenses, of which:	5,237		10,365	8,383	11,362	3,590	539	39,476
Production and manufacturing expenses	4,907		9,676	810	7,583	2,520	22	25,518
Selling, distribution and administrative expenses	218		233	7,351	3,592	972	517	12,883
Research and development expenses	112		456	222	187	98	—	1,075
Exploration expenses	240		1,472	—	—	—	—	1,712
Depreciation, depletion and amortisation charge, of which:	2,211		10,334	1,900	3,289	777	18	18,529
Impairment losses	115		950	480	356	412	—	2,313	[C]
Impairment reversals	(3,449)		(2,504)	(151)	(73)	—	—	(6,177)	[D]
Interest expense	84		345	46	22	2	2,682	3,181
Taxation charge/(credit) (CCS basis)	5,899		14,070	903	935	(303)	(7)	21,497
CCS earnings	22,212		16,222	2,133	4,515	(1,059)	(2,461)	41,562
[A]Includes $11,708 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $9,815 million related to sales contracts and prior gains of $7,201 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2022.
[B]Includes the full write-down of the Nord Stream 2 loan amounting to $1,126 million as a result of the withdrawal from Russian oil and gas activities.
[C]Impairment losses comprise Property, plant and equipment ($1,799 million), Goodwill ($361 million) and Other intangible assets ($153 million). (See Note 12).
[D]Impairment reversals fully comprise Property, plant and equipment. (See Note 12).
7. Segment information continued

2021

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	29,922	9,182	83,494	116,448	22,415	43	261,504	[A]
Inter-segment	8,072	35,789	254	1,890	4,675	—	50,680
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,933	632	385	989	(27)	1	3,913
Interest and other income, of which:	1,596	4,592	278	37	200	353	7,056
Interest income	—	37	3	36	4	431	511
Net gains on sale and revaluation of non-current assets and businesses	1,610	4,130	285	(24)	(6)	—	5,995
Other	(14)	425	(10)	25	202	(78)	550
Third-party and inter-segment purchases (CCS basis)	20,188	9,094	70,745	103,294	26,048	(5)	229,364
Operating expenses, of which:	4,526	10,322	7,501	10,347	2,745	524	35,965
Production and manufacturing expenses	4,194	9,797	950	6,815	2,098	(32)	23,822
Selling, distribution and administrative expenses	231	186	6,384	3,375	596	556	11,328
Research and development expenses	101	339	167	157	51	—	815
Exploration expenses	122	1,301	—	—	—	—	1,423
Depreciation, depletion and amortisation charge, of which:	5,908	13,485	1,700	5,485	326	17	26,921
Impairment losses	723	920	129	2,248	45	—	4,065	[B]
Impairment reversals	(204)	(9)	(1)	—	—	—	(214)	[C]
Interest expense	71	333	27	44	—	3,132	3,607
Taxation charge/(credit) (CCS basis)	2,648	6,057	903	(210)	(342)	(665)	8,391
CCS earnings	8,060	9,603	3,535	404	(1,514)	(2,606)	17,482
[A]Includes $126 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $4,824 million related to sales contracts and prior gains of $4,892 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2021.
[B]Impairment losses comprise Property, plant and equipment ($3,894 million), Goodwill ($167 million) and Other intangible assets ($4 million). (See Note 12).
[C]Impairment reversals fully comprise Property, plant and equipment. (See Note 12).
Cash capital expenditure
Cash capital expenditure is a measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

2023

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	3,491	8,249	5,563	3,106	2,314	270	22,993	[A]
Investments in joint ventures and associates	705	94	49	84	261	9	1,202	[A]
Investments in equity securities	—	—	—	2	106	89	197	[A]
Cash capital expenditure*	4,196	8,343	5,612	3,192	2,681	368	24,392
[A]See Consolidated Statements of Cash Flows.
* Non-GAAP measure (see page 329).
7. Segment information continued

2022

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	3,433	8,020	4,527	3,835	2,610	175	22,600	[A]
Investments in joint ventures and associates	832	123	304	2	703	9	1,973	[A]
Investments in equity securities	—	—	—	1	156	103	260	[A]
Cash capital expenditure*	4,265	8,143	4,831	3,838	3,469	287	24,833
[A]See Consolidated Statements of Cash Flows.

2021

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	3,306	6,277	2,122	5,091	2,069	135	19,000	[A]
Investments in joint ventures and associates	196	(109)	148	80	154	10	479	[A]
Investments in equity securities	—	—	3	4	136	75	218	[A]
Cash capital expenditure*	3,502	6,168	2,273	5,175	2,359	220	19,697
[A]See Consolidated Statements of Cash Flows.

Summary of PPE

Carrying amount of Integrated Gas and Upstream assets

								$ billion
	2016	2017	2018	2019	2020	2021	2022	2023
Integrated Gas	95	94	91	93	79	75	75	72
Upstream	136	128	123	119	106	91	88	84
Total at December 31	231	222	214	212	185	166	163	156
4. Climate change and energy transition continued

Carrying amount of production assets

								$ billion
	2016	2017	2018	2019	2020	2021	2022	2023
At December 31	169	154	149	141	125	112	111	105
Right of use assets				9	7	6	6	6
Total at December 31	169	154	149	150	132	118	117	111

Carrying amount of exploration and evaluation assets

								$ billion
	2016	2017	2018	2019	2020	2021	2022	2023
At December 31	19	19	18	15	9	7	6	5

Carrying amount of Chemicals and Production assets

								$ billion
	2016	2017	2018	2019	2020	2021	2022	2023
Chemicals	15	16	18	22	25	27	28	25
Refineries	10	14	14	13	7	6	6	6
Other	1	8	7	12	11	11	11	13
Total at December 31	26	38	39	47	43	44	45	44

Carrying amount of Marketing assets

							$ billion
	2017	2018	2019	2020	2021	2022	2023
At December 31	15	15	20	23	25	29	34

Carrying amount of Renewables and Energy Solutions assets

							$ billion
	2017	2018	2019	2020	2021	2022	2023
At December 31	1	1	3	3	5	9	10

2023 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	11,565	277,016	106,785	39,595	434,961
Additions	2,161	10,731	5,910	7,029	25,831
Sales, retirements and other movements [B]	(5,164)	(1,153)	(1,016)	(1,387)	(8,720)
Reclassifications [C]	—	(2,779)	527	2,252	—
Currency translation differences	73	1,855	863	207	2,998
At December 31	8,635	285,670	113,069	47,696	455,070
Depreciation, depletion and amortisation, including impairments
At January 1	5,162	159,662	56,901	14,594	236,319
Charge for the year [D]	731	18,202	8,295	2,687	29,915
Sales, retirements and other movements [B]	(2,609)	(2,000)	(2,083)	(1,394)	(8,086)
Reclassifications [C]	—	(2,217)	63	2,154	—
Currency translation differences	39	1,326	650	72	2,087
At December 31	3,323	174,973	63,826	18,113	260,235
Carrying amount at December 31	5,312	110,697	49,243	29,583	194,835
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification of assets classified as held for sale. (See Note 18).
[C]Reclassifications of right-of-use assets. (See Note 21).
[D]Includes impairment losses and reversals. (See Note 12).

2022 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	12,679	285,903	104,182	34,005	436,769
Additions	1,564	11,954	6,928	7,808	28,254
Sales, retirements and other movements [B]	(2,469)	(14,541)	(2,548)	(242)	(19,800)
Currency translation differences	(209)	(6,300)	(1,777)	(1,976)	(10,262)
At December 31	11,565	277,016	106,785	39,595	434,961
Depreciation, depletion and amortisation, including impairments
At January 1	5,580	167,530	55,131	13,596	241,837
Charge for the year [C]	397	9,709	5,149	2,055	17,310
Sales, retirements and other movements [B]	(765)	(13,207)	(2,054)	(396)	(16,422)
Currency translation differences	(50)	(4,370)	(1,325)	(661)	(6,406)
At December 31	5,162	159,662	56,901	14,594	236,319
Carrying amount at December 31	6,403	117,354	49,884	25,001	198,642
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification of assets classified as held for sale. (See Note 18).
[C]Includes impairment losses and reversals. (See Note 12).

Climate change and energy transition summary of mid-price

						RT23 $/b
	2024	2025	2030	2035	2040	2050
Shell mid-price	69	67	70	70	70	70
Average prices from four 1.5-2 degrees Celsius external climate change scenarios	94	80	50	39	37	40
IEA NZE50	86	79	43	39	34	26
NGFS GCAM NZE 2050	74	75	77	81	83	112
IEA APS	94	91	76	72	68	61

Sensitivity analysis climate change and energy transition

Sensitivity + 10% to the mid-price outlook

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2023	Dec 31, 2022	2023		2022
Integrated Gas	72	75	2	4	2	3
Upstream	84	88	—	1	—	1
Total	156	163	2	5	2	4

Sensitivity averaged from three below-two-degrees-Celsius external climate scenarios

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2023	Dec 31, 2022	2023		2022
Integrated Gas	72	75	(12)	(16)	(4)	(6)
Upstream	84	88	(3)	(5)	(1)	(2)
Total	156	163	(15)	(21)	(5)	(8)

Sensitivity IEA NZE50

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2023	Dec 31, 2022	2023		2022
Integrated Gas	72	75	(15)	(20)	(9)	(12)
Upstream	84	88	(3)	(5)	(8)	(11)
Total	156	163	(18)	(25)	(17)	(23)

Sensitivity - 10% to the mid-price outlook

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2023	Dec 31, 2022	2023		2022
Integrated Gas	72	75	(4)	(6)	(2)	(4)
Upstream	84	88	(1)	(2)	—	(1)
Total	156	163	(5)	(8)	(2)	(5)

Sensitivity Hybrid Shell Plan + IEA NZE50

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2023	Dec 31, 2022	2023		2022
Integrated Gas	72	75	(8)	(10)	(4)	(6)
Upstream	84	88	(1)	(3)	(1)	(2)
Total	156	163	(9)	(13)	(5)	(8)

Sensitivity IEA NZE 2050 carbon price scenario

				$ billion
	Carrying amount			Sensitivity
	Dec 31, 2023	Dec 31, 2022		2023		2022
Integrated Gas	72	75		(2)	(4)	(2)	(5)
Upstream	84	88		—	(1)	—	—
Chemicals and Products [A]	44			(3)	(4)
Total	200	163	[A]	(5)	(9)
[A]Excludes Chemicals and Products for 2022 for which from 2023 sensitivity to IEA NZE 2050 carbon prices has been included.

Summary of information about carbon prices
For the key regions and countries the following carbon prices per tonne (RT23) have been assumed in the Operating Plan:

	Operating plan period	Subsequent period
Region	2024-2033	2034-2050
European Union [A]	$87-$132	$134-$170
Norway	$97-$226	$226-$226
United Kingdom	$94-$145	$146-$170
Canada (Federal)	$59-$113	$113-$125
United States of America (Federal)	$0-$42	$47-$125
Australia	$29-$61	$65-$125
All other countries	$0-$55	$25-$125
[A]Except for the Netherlands where the ranges are $87-159 per tonne (2024-2033) and $163-220 per tonne (2034-2050).

					RT23 $/tonne
	2024	2025	2030	2035	2040	2050
Shell mid-price	96	87	125	136	148	170
IEA NZE50	103	110	143	176	209	255